SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of selling, general and administrative expenses

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Operating lease charges	12,104	12,297	1,856
Auditor’s remuneration:
- audit services	72	94	70
- others	5	9	6
Impairment losses:
- trade accounts receivable	(51)	6	1,283
- other receivables	159	9	(2)